Significant transactions (Details) shares in Millions, $ in Millions				12 Months Ended
	Feb. 17, 2022 USD ($)	Dec. 22, 2021 USD ($)	Feb. 10, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)					$ 1,086	$ 229
Intangible assets other than goodwill				$ 34,182	33,367
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				32,357	31,627
Sandoz
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				1,577	1,448
Corporate
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				248	$ 292
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				$ 20,700
Number of bearer shares | shares				53.3
Gain on divestment of interests in associated companies				$ 14,600
Proportion of voting rights held in associate				33.30%
GlaxoSmithKline plc (GSK) | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 415
Portion of consideration paid consisting of cash and cash equivalents upfront payment			(350)
Identifiable assets acquired (liabilities assumed)			308
Additional recognition, goodwill			107
Deferred tax liability (asset)			16
Intangible assets other than goodwill			$ 292
Number of brands in portfolio to acquire			3
Number of markets for the acquired brands			100
Potential milestone maximum payments			$ 150
Cash transferred			351
Contingent consideration recognised as of acquisition date			$ 64
Gyroscope Therapeutics Holdings plc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(800)	$ (800)
Identifiable assets acquired (liabilities assumed)	900
Additional recognition, goodwill	100
Deferred tax liability (asset)	200
Intangible assets other than goodwill	1,100
Potential milestone maximum payments		$ 700
Contingent consideration recognised as of acquisition date	$ 200